Summary of Company's Stock Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Shares outstanding
Shares outstanding, beginning balance	1,686,179	686,312
Shares, granted	410,249	1,114,143
Shares, cancelled	(48,730)	(29,141)
Shares, exercised	(174,207)	(85,135)
Shares outstanding, ending balance	1,873,491	1,686,179
Shares, options vested and expected to vest	1,122,277	1,532,508
Shares, options exercisable	751,225	1,196,057
Weighted average remaining contractual term, options vested and expected to vest	8 years 6 months 4 days	8 years 6 months 15 days
Weighted average exercise price
Outstanding weighted average exercise price, beginning balance	$ 2.28	$ 2.24
Weighted average exercise price, granted	$ 7.38	$ 2.28
Weighted average exercise price,cancelled	$ 2.16	$ 1.98
Weighted average exercise price, exercised	$ 2.17	$ 2.15
Outstanding weighted average exercise price, ending balance	$ 3.41	$ 2.28
Weighted average exercise price, options vested and expected to vest	$ 2.28
Weighted average exercise price, options exercisable	$ 2.35
options vested and expected to vest	$ 4.14
options exercisable	$ 2.32
Weighted average remaining contractual term, options exercisable	7 years 6 months 11 days	8 years 5 months 19 days
Outstanding weighted average remaining contractual life	8 years 1 month 13 days	8 years 7 months 2 days
Outstanding aggregate intrinsic value, ending balance	$ 14,219	$ 7,486
Aggregate intrinsic value, options vested and expected to vest	7,699	6,820
Aggregate intrinsic value, options exercisable	$ 6,521	$ 5,223